NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
NET LOSS PER SHARE
Computation of basic and diluted net income (loss) per share

	Years ended December 31,
	2018	2019	2020
Numerator:
Net loss attributable to ordinary shareholders of RYB Education, Inc. for computing basic and diluted net loss per ordinary share	(1,789)	(2,434)	(37,280)
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per ordinary share	29,213,801	28,074,624	28,122,851
Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	29,213,801	28,074,624	28,122,851
Net loss per ordinary share-basic and diluted	(0.06)	(0.09)	(1.33)

Summary of shares outstanding excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the periods presented

	Years ended December 31,
	2018	2019	2020
Share options	4,057,011	4,008,558	4,556,458
Nonvested shares	218,000	383,534	582,876
	4,275,011	4,392,092	5,139,334